Related party balances and transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2024 (HK$’000)	June 30, 2025 (HK$’000)	June 30, 2025 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	1,714	380	48
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	1,262	-	-
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	80	-	-
Total amounts due to related parties				3,056	380	48

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2023 (HK$’000)	December 31, 2024 (HK$’000)	December 31, 2024 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	151	1,714	221
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	2,262	1,262	162
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	-	80	10
Total amounts due to related parties				2,413	3,056	393

Schedule of rental agreement with related party

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the six months ended June 30, 2024 (HK$’000)	Rental payment for the six months ended June 30, 2025 (HK$’000)	Rental payment for the six months ended June 30, 2025 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	300	300	38
Hong Kong office	Lessor is Mr. Li and his spouse	300	300	38

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the year ended December 31, 2022 (HK$’000)	Rental payment for the year ended December 31, 2023 (HK$’000)	Rental payment for the year ended December 31, 2024 (HK$’000)	Rental payment for the year ended December 31, 2024 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	600	600	600	77
Hong Kong office	Lessor is Mr. Li and his spouse	-	600	600	77